Financial Instruments And Risks - Summary of Group's Maximum Exposure To Structured Entities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unconsolidated Structured Products Managed By Third Parties [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	¥ 17,312,195	¥ 8,661,387
Group's maximum exposure	17,312,195	8,661,387
Unconsolidated Structured Products Managed By Affiliated Entities [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Carrying amount of investment in structured entities	8,321,066	12,219,226
Group's maximum exposure	8,321,066	12,219,226
Unconsolidated Structured Products Serviced By the Group [Member]
Disclosure Of Maximum Exposure To Consolidated Structured Entities [Line Items]
Group's maximum exposure	1,849,897	1,428,320
Size	¥ 2,581,999	¥ 18,178,437